FAIR VALUE OF FINANCIAL INSTRUMENTS - Fair Value Inputs (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities (current and non-current)	$ 1,280	$ 1,313
Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	1,179	750
Financial liabilities (current and non-current)	373	440
Recurring fair value measurement | Level 1 | Financial liabilities (current and non-current)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities (current and non-current)	0	0
Recurring fair value measurement | Level 1 | Marketable securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	173	85
Recurring fair value measurement | Level 1 | Financial assets (current and non-current)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Recurring fair value measurement | Level 2 | Financial liabilities (current and non-current)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities (current and non-current)	280	351
Recurring fair value measurement | Level 2 | Marketable securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Recurring fair value measurement | Level 2 | Financial assets (current and non-current)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	959	617
Recurring fair value measurement | Level 3 | Financial liabilities (current and non-current)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities (current and non-current)	93	89
Recurring fair value measurement | Level 3 | Marketable securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Recurring fair value measurement | Level 3 | Financial assets (current and non-current)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 47	$ 48